Basis of presentation	12 Months Ended
Dec. 31, 2017
Basis of presentation [abstract]
Basis of presentation
2.   Basis of presentation
The Company prepares its consolidated financial statements in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”) and IFRS Interpretations Committee (“IFRIC”) which the Canadian Accounting Standards Board has approved for incorporation into Part I of the Chartered Professional Accountants Canada Handbook.  These consolidated financial statements have been prepared under the historical cost method, except for certain financial instruments measured at fair value.  The Company has consistently applied the accounting policies used in preparation of these consolidated financial statements throughout all the periods presented.  Significant accounting judgments and estimates used by management in the preparation of these consolidated financial statements are presented in note 4.